Other Results Of Operations Information	12 Months Ended
Dec. 31, 2011
Other Results Of Operations Information [Abstract]
Other Results of Operations Information

18.      Other Results of Operations Information:

Investment and other income for each of the three years in the period ended December 31, 2011 consists of the following (in thousands):

	2011	2010	2009

Interest on fixed maturity investments	$30,996	$22,148	$26,784
Dividend income	18,359	3,654	3,944
Other investment income	608	1,153	1,349
Income related to Fortescue's Pilbara project (see Note 6)	214,455	149,257	66,079
Gain on sale of Las Cruces	–	383,369	–
Gain on forgiveness of debt	81,848	–	–
Gains on sale of real estate and other assets, net of costs	2,115	2,559	12,767
Income related to settlement of insurance claims	–	106	5,272
Gain related to lawsuits and other settlements	141	3,446	10,453
Gain on buyback of debt	–	–	6,693
Government grants reimbursement	5,366	11,143	–
Rental income	11,126	12,417	14,149
Winery revenues	38,161	23,569	20,735
Other	27,836	36,525	39,675
	$431,011	$649,346	$207,900

As reflected in the table above, other income for the other operations segment includes government grants that reimbursed the Company for certain of its prior expenditures related to energy projects, which were fully expensed as incurred.

Taxes, other than income or payroll, amounted to $19,760,000, $19,965,000 and $17,947,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Advertising costs amounted to $11,282,000, $10,161,000 and $9,233,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Research and development costs charged to expense were $22,152,000, $5,476,000 and $3,525,000 for the years ended December 31, 2011, 2010 and 2009, respectively.